Deposits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fees And Commissions Income [Abstract]
Time Deposits, $250,000 or More	$ 105,711	$ 82,026
Deposit accounts in overdraft status reclassified to loans	$ 371	$ 116